Financial assets at amortised cost	6 Months Ended
Jun. 30, 2020
Financial asset at amortised cost.
Financial assets at amortised cost

8.        Financial assets at amortised cost

Half-year to 30 June 2020

				Purchased
				or
				originated
				credit-
	Stage 1	Stage 2	Stage 3	impaired	Total
	£m	£m	£m	£m	£m
Loans and advances to banks
At 1 January 2020	4,852	—	—	—	4,852
Exchange and other adjustments	238	—	—	—	238
Additions (repayments)	1,995	—	—	—	1,995
At 30 June 2020	7,085	—	—	—	7,085
Allowance for impairment losses	(15)	—	—	—	(15)
Total loans and advances to banks	7,070	—	—	—	7,070

Loans and advances to customers

At 1 January 2020	429,767	28,505	5,647	13,714	477,633
Exchange and other adjustments	1,853	26	5	(54)	1,830
Additions (repayments)	9,473	122	(791)	(593)	8,211
Transfers to Stage 1	3,152	(3,143)	(9)		–
Transfers to Stage 2	(32,072)	32,416	(344)		–
Transfers to Stage 3	(1,058)	(1,569)	2,627		–
	(29,978)	27,704	2,274		–
Recoveries			86	−	86
Financial assets that have been written off			(761)	(24)	(785)
At 30 June 2020	411,115	56,357	6,460	13,043	486,975
Allowance for impairment losses	(1,300)	(2,141)	(1,974)	(325)	(5,740)
Total loans and advances to customers	409,815	54,216	4,486	12,718	481,235

Debt securities

At 1 January 2020	5,325	—	1	—	5,326
Exchange and other adjustments	102	—	—	—	102
Additions (repayments)	(213)	—	—	—	(213)
Financial assets that have been written off	—	—	—	—	—
At 30 June 2020	5,214	—	1	—	5,215
Allowance for impairment losses	(1)	—	(1)	—	(2)
Total debt securities	5,213	—	—	—	5,213

Due from fellow Lloyds Banking Group undertakings

Due from fellow Lloyds Banking Group undertakings	926	—	—	—	926
Allowance for impairment losses	(1)	—	—	—	(1)
Due from fellow Lloyds Banking Group undertakings, net of impairment allowances	925	—	—	—	925
Total financial assets at amortised cost	423,023	54,216	4,486	12,718	494,443

Exchange and other adjustments includes certain adjustments, prescribed by IFRS 9, in respect of purchased or originated credit-impaired financial assets.

Year ended 31 December 2019

				Purchased
				or
				originated
				credit-
	Stage 1	Stage 2	Stage 3	impaired	Total
	£m	£m	£m	£m	£m

Loans and advances to banks
At 1 January 2019	3,691	2	—	—	3,693
Exchange and other adjustments	(125)	—	—	—	(125)
Additions (repayments)	1,286	(2)	—	—	1,284
At 31 December 2019	4,852	—	—	—	4,852
Allowance for impairment losses	—	—	—	—	—
Total loans and advances to banks	4,852	—	—	—	4,852

Loans and advances to customers
At 1 January 2019	420,968	25,308	5,397	15,391	467,064
Exchange and other adjustments	(312)	(44)	26	283	(47)
Additions (repayments)	13,690	(2,520)	(857)	(1,934)	8,379
Transfers to Stage 1	6,318	(6,286)	(32)		—
Transfers to Stage 2	(13,052)	13,484	(432)		—
Transfers to Stage 3	(1,539)	(1,437)	2,976		—
	(8,273)	5,761	2,512		—
Recoveries	—	—	396	28	424
Acquisition of portfolios	3,694	—	—	—	3,694
Financial assets that have been written off			(1,827)	(54)	(1,881)
At 31 December 2019	429,767	28,505	5,647	13,714	477,633
Allowance for impairment losses	(669)	(993)	(1,359)	(142)	(3,163)
Total loans and advances to customers	429,098	27,512	4,288	13,572	474,470

Debt securities
At 1 January 2019	5,095	—	2	—	5,097
Exchange and other adjustments	(90)	—	(1)	—	(91)
Additions (repayments)	320	—	—	—	320
At 31 December 2019	5,325	—	1	—	5,326
Allowance for impairment losses	—	—	(1)	—	(1)
Total debt securities	5,325	—	—	—	5,325

Due from fellow Lloyds Banking Group undertakings
Due from fellow Lloyds Banking Group undertakings	1,854	—	43	—	1,897
Allowance for impairment losses	—	—	(43)	—	(43)
Due from fellow Lloyds Banking Group undertakings, net of impairment allowances	1,854	—	—	—	1,854
Total financial assets at amortised cost	441,129	27,512	4,288	13,572	486,501

The movement tables are compiled by comparing the position at the reporting date to that at the beginning of the year.

Transfers between stages are deemed to have taken place at the start of the reporting period, with all other movements shown in the stage in which the asset is held at the period end, with the exception of those held within Purchased or originated credit-impaired, which are not transferrable.

Additions (repayments) comprise new loans originated and repayments of outstanding balances throughout the reporting period. Loans which are written off in the period are first transferred to Stage 3 before acquiring a full allowance and subsequent write-off.

Loans and advances to customers include advances securitised under the Group's securitisation and covered bond programmes (see note 10).